STOCKHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

7. STOCKHOLDERS’ EQUITY (DEFICIT)

On September 15, 2020, the Company issued 1,050,000 shares of common stock in accordance with a strategic alliance agreement and as consideration for the purchase of 1,050,000 share of Psychedelitech, Inc. (“Psychedelitech”) (a private Ontario corporation). As a result of the transaction, the Company purchased 10% of Psychedelitech. The shares were recorded at fair value on the date of issuance of $26,250. As of December 31, 2023 and 2022, the investment in Psychedelitech is recorded at cost in the amount of $0.

During the year ended December 31, 2022, the Company issued 58,800,000 shares of common stock, in the aggregate, upon the conversion of convertible promissory notes and accrued interest in the amount of $588,000, in the aggregate. (see Note 5).

During the year ended December 31, 2023, the Company issued 43,750 shares of Mycotopia common stock to settle $43,750 of accrued expenses.

During the year ended December 31, 2023, the Company issued 61,533 shares of Company’s common stock as a settlement for interest payable.

STOCK BASED COMPENSATION

During the year ending December 31, 2022, the Company issued 22,595,956 shares of Ehave common stock for services rendered. The Company recorded stock-based compensation of $1,163,961 for the fair value of the shares issued of $141,106 and $1,022,855 as equity for services rendered to Mycotopia.

During the year ending December 31, 2023, the Company issued 7,354,312 shares of Ehave common stock for services rendered. The Company recorded stock based compensation of $635 for the fair value of the shares issued of $0 and $635 as equity for services rendered to Mycotopia.

EHAVE, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

Warrants Issued

The following table reflects a summary of Common Stock warrants outstanding and warrant activity during the period ended December 31, 2023 and 2022.

	Underlying Shares	Weighted Average Exercise Price	Weighted Average Term (Years)
Warrants outstanding at December 31, 2021	29,320,478	0.01	0.44
Granted	-
Exercised	-
Forfeited	-
Warrant outstanding at December 31, 2022	29,320,478	0.01	3.52
Granted	-
Exercised	-
Forfeited	-
Warrant outstanding at December 31, 2023	29,320,478	0.01	3.52

The intrinsic value of warrants outstanding as of December 31, 2023 was $0.